Share-based Compensation (Details 5) - Series A-3 convertible redeemable preferred shares - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.74	$ 1.82	$ 1.83
Fair value of the Preferred Shares on the measurement date	$ 4.54	$ 2.70	$ 1.80
Risk-free interest rate	2.00%	2.00%	2.00%
Remaining life (in years)	3 months 4 days	3 years 7 months 21 days	4 years 9 months
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	43.00%	47.00%	47.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	44.00%	48.00%	51.00%